                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 40 Rowes Wharf, 2nd Floor
         Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles Curtis
Title:   Chief Financial Officer
Phone:   617-443-9004

Signature, Place, and Date of Signing:

     /s/ Charles Curtis             Boston, Massachusetts          May 11, 2005
---------------------------        -----------------------        --------------
        [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        98

Form 13F Information Table Value Total:  $548,551
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/05

      (ITEM 1)             (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)

                                                                                                   VOTING AUTHORITY
       NAME                 TITLE                  FAIR      SHARES OR                                 (SHARES)
        OF                   OF        CUSIP      MARKET     PRINCIPAL   INVESTMENT   OTHER      SOLE     SHARED   NONE
      ISSUER                CLASS     NUMBER      VALUE       AMOUNT     DISCRETION  MANAGERS     (A)      (B)      (C)
-------------------------------------------------------------------------------------------------------------------------
3M CO COM                  COMMON    88579Y101   7,069,425     82,500 X     SOLE                  73,500    0       9,000
ABBOTT LABS                COMMON    002824100     466,200     10,000 X     SOLE                  10,000    0           0
AGCO CORP COM              COMMON    001084102     638,750     35,000 X     SOLE                  15,000    0      20,000
AGERE SYS INC CL A         COMMON    00845V100   4,862,000  3,400,000 X     SOLE               3,400,000    0           0
AGRIUM INC                 COMMON    008916108   9,261,875    507,500 X     SOLE                 418,000    0      89,500
ALLIED WASTE CV PFD 6      CONVERT   019589704   1,248,645      5,000 X     SOLE                   4,900    0         100
ALLIED WASTE INDS INC      COMMON    019589308     456,875     62,500 X     SOLE                  62,500    0           0
ALLMERICA FINL CORP C      COMMON    019754100   6,471,000    180,000 X     SOLE                 155,000    0      25,000
AMERADA HESS CORP          COMMON    023551104     384,840      4,000 X     SOLE                   4,000    0           0
ANADARKO PETE CORP         COMMON    032511107   2,389,540     31,400 X     SOLE                  20,700    0      10,700
ARCH COAL INC COM          COMMON    039380100   2,322,540     54,000 X     SOLE                  51,000    0       3,000
ARRIS GROUP INC COM        COMMON    04269Q100  19,969,209  2,889,900 X     SOLE               2,525,900    0     364,000
BAKER HUGHES INC           COMMON    057224107     222,450      5,000 X     SOLE                   4,500    0         500
BARRICK GOLD CORP COM      COMMON    067901108  11,237,240    469,000 X     SOLE                 395,000    0      74,000
BAXTER INTL INC            COMMON    071813109     220,870      6,500 X     SOLE                   4,000    0       2,500
BOSTON SCIENTIFIC COR      COMMON    101137107  18,496,635    631,500 X     SOLE                 534,000    0      97,500
BP P L C ADR SPONSORE      COMMON    055622104     218,400      3,500 X     SOLE                   3,500    0           0
BROCADE COMMUNICATION      COMMON    111621108   2,146,000    362,500 X     SOLE                 362,500    0           0
BURLINGTON NORTHN SAN      COMMON    12189T104   1,563,970     29,000 X     SOLE                  27,500    0       1,500
BURLINGTON RESOURCES       COMMON    122014103     826,155     16,500 X     SOLE                  10,500    0       6,000
CANADIAN PAC RY LTD C      COMMON    13645T100  20,240,319    562,700 X     SOLE                 467,200    0      95,500
CENTURYTEL INC COM         COMMON    156700106  14,449,600    440,000 X     SOLE                 366,000    0      74,000
CHESAPEAKE ENERGY CON      CONVERT   165167602     266,250      2,500 X     SOLE                   2,500    0           0
CHESAPEAKE ENERGY COR      COMMON    165167107  20,129,950    917,500 X     SOLE                 777,500    0     140,000
CHUBB CORP 7% CONV PF      CONVERT   171232507     300,380     10,000 X     SOLE                   5,000    0       5,000
CIGNA CORP                 COMMON    125509109     580,450      6,500 X     SOLE                   6,500    0           0
CITADEL BROADCASTING       COMMON    17285T106   2,986,275    217,500 X     SOLE                 146,000    0      71,500
CITIGROUP INC.             COMMON    172967101   2,134,650     47,500 X     SOLE                  40,000    0       7,500
CITIZENS COMMUNICATIO      COMMON    17453B101  33,061,700  2,555,000 X     SOLE               2,134,000    0     421,000
CLEAR CHANNEL COMMUNI      COMMON    184502102  15,287,445    443,500 X     SOLE                 391,500    0      52,000

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/05

      (ITEM 1)             (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)

                                                                                                   VOTING AUTHORITY
       NAME                 TITLE                  FAIR      SHARES OR                                 (SHARES)
        OF                   OF        CUSIP      MARKET     PRINCIPAL   INVESTMENT   OTHER      SOLE     SHARED   NONE
      ISSUER                CLASS     NUMBER      VALUE       AMOUNT     DISCRETION  MANAGERS     (A)      (B)      (C)
-------------------------------------------------------------------------------------------------------------------------
COEUR D ALENE MINES C      COMMON    192108108   9,239,225  2,517,500 X     SOLE               1,801,500    0     716,000
CSX CORP                   COMMON    126408103   6,664,000    160,000 X     SOLE                 126,000    0      34,000
DOW CHEMICAL               COMMON    260543103   1,725,059     34,605 X     SOLE                  34,605    0           0
DU PONT                    COMMON    263534109   5,036,892     98,300 X     SOLE                  80,300    0      18,000
E M C CORP MASS            COMMON    268648102     154,000     12,500 X     SOLE                  12,500    0           0
EAST JAPAN RAILWAY CO      FOREIGN   629854200   1,611,930        300 X     SOLE                     300    0           0
ECHOSTAR COMMUN CORP       COMMON    278762109  14,771,250    505,000 X     SOLE                 429,000    0      76,000
ENCANA CORP COM            COMMON    292505104   4,753,350     67,500 X     SOLE                  51,000    0      16,500
EVEREST RE GROUP LTD       COMMON    G3223R108   8,596,110    101,000 X     SOLE                  79,200    0      21,800
EXXON CORPORATION          COMMON    30231G102     347,170      5,825 X     SOLE                   5,825    0           0
FREESCALE SEMICONDUCT      COMMON    35687M107     466,125     27,500 X     SOLE                  16,500    0      11,000
GENERAL ELECTRIC           COMMON    369604103   1,262,100     35,000 X     SOLE                  32,000    0       3,000
GENWORTH FINANCIAL IN      COMMON    37247D106     206,400      7,500 X     SOLE                   3,500    0       4,000
GLOBAL SANTAFE CORPOR      COMMON    G3930E101   2,778,000     75,000 X     SOLE                  50,000    0      25,000
GRAINGER W W INC           COMMON    384802104   7,752,615    124,500 X     SOLE                  97,600    0      26,900
HALLIBURTON CO             COMMON    406216101   1,730,000     40,000 X     SOLE                  35,000    0       5,000
HERITAGE PROPERTY INV      COMMON    42725M107     667,800     22,500 X     SOLE                  21,500    0       1,000
INCO LTD                   COMMON    453258402   1,990,000     50,000 X     SOLE                  37,500    0      12,500
INTEL CORP                 COMMON    458140100     239,269     10,300 X     SOLE                  10,300    0           0
INTERNATIONAL BUSINES      COMMON    459200101   1,105,698     12,100 X     SOLE                  12,100    0           0
IOWA TELECOMMUNICATIO      COMMON    462594201   2,086,500    107,000 X     SOLE                  82,500    0      24,500
ISHARES INC MSCI JAPA      MUTUAL    464286848   1,258,800    120,000 X     SOLE                 120,000    0           0
J.P. MORGAN CHASE & C      COMMON    46625H100  14,099,500    407,500 X     SOLE                 330,800    0      76,700
JAPAN SMALLER CAPITAL      MUTUAL    47109U104     139,000     12,500 X     SOLE                  12,500    0           0
KROGER CO                  COMMON    501044101  10,018,750    625,000 X     SOLE                 521,500    0     103,500
LANXESS                    FOREIGN   B05M8B700     923,760     45,000 X     SOLE                  45,000    0           0
MACK CALI RLTY CORP        COMMON    554489104     275,275      6,500 X     SOLE                   6,000    0         500
MICROSOFT CORP             COMMON    594918104  13,233,075    547,500 X     SOLE                 484,500    0      63,000
MITSUBISHI TOKYO FINL      COMMON    606816106   2,313,875    267,500 X     SOLE                 257,500    0      10,000
MOSIAC COMPANY             COMMON    61945A107   4,179,700    245,000 X     SOLE                 185,000    0      60,000
NEC CORP ORD               COMMON    J48818124     454,373     75,000 X     SOLE                  75,000    0           0
NEWS CORP CL A             COMMON    65248E104  17,867,520  1,056,000 X     SOLE                 927,200    0     128,800

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/05

      (ITEM 1)             (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)

                                                                                                   VOTING AUTHORITY
       NAME                 TITLE                  FAIR      SHARES OR                                 (SHARES)
        OF                   OF        CUSIP      MARKET     PRINCIPAL   INVESTMENT   OTHER      SOLE     SHARED   NONE
      ISSUER                CLASS     NUMBER      VALUE       AMOUNT     DISCRETION  MANAGERS     (A)      (B)      (C)
-------------------------------------------------------------------------------------------------------------------------
NIPPON STL CORP ORD        COMMON    J55999122   1,266,800    500,000 X     SOLE                 500,000    0           0
NISOURCE INC               COMMON    65473P105   1,253,450     55,000 X     SOLE                  40,000    0      15,000
NOMURA HLDGS INC SPON      COMMON    65535H208   1,143,450     82,500 X     SOLE                  70,000    0      12,500
OLIN CORP                  COMMON    680665205  27,752,350  1,244,500 X     SOLE               1,039,700    0     204,800
PARTNERRE LTD COM          COMMON    G6852T105  10,982,000    170,000 X     SOLE                 139,800    0      30,200
PFIZER INC                 COMMON    717081103  12,491,385    475,500 X     SOLE                 398,000    0      77,500
PLACER DOME INC            COMMON    725906101   5,595,900    345,000 X     SOLE                 284,000    0      61,000
POTASH CORP SASK INC       COMMON    73755L107     393,795      4,500 X     SOLE                   2,300    0       2,200
PRIDE INTL INC COM         COMMON    74153Q102     273,240     11,000 X     SOLE                  11,000    0           0
PROCTER & GAMBLE CO C      COMMON    742718109   1,855,000     35,000 X     SOLE                  35,000    0           0
RAYTHEON CO NEW COM        COMMON    755111507   8,127,000    210,000 X     SOLE                 165,000    0      45,000
ROWAN COS INC              COMMON    779382100   4,115,375    137,500 X     SOLE                 119,000    0      18,500
SBC COMMUNICATIONS         COMMON    78387G103   3,908,850    165,000 X     SOLE                 131,000    0      34,000
SCHLUMBERGER               COMMON    806857108   1,762,000     25,000 X     SOLE                  25,000    0           0
SMITHFIELD FOODS           COMMON    832248108   1,498,625     47,500 X     SOLE                  47,500    0           0
SMURFIT-STONE CONTAIN      COMMON    832727101   9,552,725    617,500 X     SOLE                 512,500    0     105,000
SPDR S&P500 TR INDEX       MUTUAL    78462F103   1,769,400     15,000 X     SOLE                  15,000    0           0
ST PAUL COS INC            COMMON    792860108   8,489,919    231,144 X     SOLE                 193,061    0      38,083
STREETTRACKS GOLD TR       COMMON    863307104   2,676,250     62,500 X     SOLE                  56,000    0       6,500
TELLABS INC COM            COMMON    879664100   1,095,000    150,000 X     SOLE                 150,000    0           0
TIME WARNER INC            COMMON    887317105     377,325     21,500 X     SOLE                  18,500    0       3,000
TOKYO ELECTRON ORD         COMMON    J86957115     428,431      7,500 X     SOLE                   7,500    0           0
U S BANCORP                COMMON    902973304   4,395,050    152,500 X     SOLE                 111,000    0      41,500
UNION PAC CORP             COMMON    907818108   4,182,000     60,000 X     SOLE                  53,500    0       6,500
UNITED STS STL CORP N      COMMON    912909108     254,250      5,000 X     SOLE                   3,000    0       2,000
UNOCAL CORP                COMMON    915289102   8,389,840    136,000 X     SOLE                 114,500    0      21,500
UNOVA INC COM              COMMON    91529B106  14,176,225    686,500 X     SOLE                 594,000    0      92,500
UNUMPROVIDENT 8.25 CO      CONVERT   91529Y403   1,018,500     30,000 X     SOLE                  30,000    0           0
UNUMPROVIDENT CORP CO      COMMON    91529Y106  12,977,750    762,500 X     SOLE                 648,000    0     114,500
VALOR COMMUNICATIONS       COMMON    920255106   7,815,247    540,100 X     SOLE                 434,100    0     106,000
VERIZON COMMUNICATION      COMMON    92343V104     266,250      7,500 X     SOLE                   2,500    0       5,000
VIACOM INC                 COMMON    925524308  34,658,811    995,085 X     SOLE                 852,085    0     143,000

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/05

      (ITEM 1)             (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)

                                                                                                   VOTING AUTHORITY
       NAME                 TITLE                  FAIR      SHARES OR                                 (SHARES)
        OF                   OF        CUSIP      MARKET     PRINCIPAL   INVESTMENT   OTHER      SOLE     SHARED   NONE
      ISSUER                CLASS     NUMBER      VALUE       AMOUNT     DISCRETION  MANAGERS     (A)      (B)      (C)
-------------------------------------------------------------------------------------------------------------------------
VICOR CORP                 COMMON    925815102   3,184,200    305,000 X     SOLE                 269,000    0      36,000
WASTE MANAGEMENT INC       COMMON    94106L109     288,500     10,000 X     SOLE                  10,000    0           0
WELLS FARGO                COMMON    949746101     388,700      6,500 X     SOLE                   6,500    0           0
WILLIS GROUP HOLDINGS      COMMON    G96655108  11,890,575    322,500 X     SOLE                 261,500    0      61,000